Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
C.1	Cash and cash equivalents

	2024 US$m	2023 US$m

Cash and cash equivalents
Cash at bank	1,603	1,198
Term deposits	2,320	542

Total cash and cash equivalents	3,923	1,740

Recognition and measurement
Cash and cash equivalents in the consolidated statement of financial position comprise cash at bank and short-term deposits with an original maturity of three months or less. Cash and cash equivalents are stated at face value in the consolidated statement of financial position. There are no cash and cash equivalents (2023: nil) restricted by legal or contractual arrangements.
Foreign exchange risk
The following table summarises the Group’s cash and cash equivalents by currency.

	2024 US$m	2023 US$m

US dollar	3,617	1,480
Australian dollar	173	112
Other	133	148

Total cash and cash equivalents	3,923	1,740